FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Foreign Currency Forward Contracts (Detail) - Foreign currency forward contracts - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Assets	$ 307	$ 39
Liabilities	$ 74	$ 6